Document and Entity Information	Aug. 15, 2022
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001819404
Document Type	8-K
Document Period End Date	Aug. 15, 2022
Entity Registrant Name	NERDY INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39595
Entity Tax Identification Number	98-1499860
Entity Address, Address Line One	101 S. Hanley Rd.
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	St. Louis
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	63105
City Area Code	(314)
Local Phone Number	412-1227
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Class A Common Stock Par Value 0.0001 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	NRDY
Security Exchange Name	NYSE
Warrants Each Whole Warrant Exercisable For One Share Of Class A Common Stock At An Exercise Price Of 11.50 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	NRDY-WT
Security Exchange Name	NYSE